Finance Leases Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Maturity Analysis of Finance Lease Receivable
The value of the finance leases receivable were c
o
mprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value

December 31,	2023	2022	2023	2022
Less than one year	$60,832	$73,614	$56,982	$60,020
Between one and five years	170,174	196,314	140,307	149,052
Later than five years	119,354	144,482	72,250	85,432
	$350,360	$414,410	$269,539	$294,504
Less: Unearned finance income	(80,821)	(119,906)	-	-
	$269,539	$294,504	$269,539	$294,504

Summary of Reconciliation of Finance Lease

December 31,	2023	2022
Opening balance	$294,504	$103,358
Acquisition (Note 6)	-	110,097
Additions	64,112	86,602
Interest income	30,203	14,801
Billings and payments	(79,619)	(33,740)
Derecognition	(33,353)	-
Other	(2,254)	-
Currency translation effects	(4,054)	13,386
Closing balance	$269,539	$294,504